                            VARIABLE ANNUITIES OFFER
                           CHOICES AND BENEFITS THAT
                           REGULAR MUTUAL FUNDS CAN'T


    Tax-deferred retirement savings plans are among the best investments a person can make today for his or her future. As a vehicle for creating tax-favored retirement savings, variable annuities offer many advantages.

    A variable annuity offers the opportunity to invest in a diversified portfolio of securities similar to mutual funds. Taxes are deferred on all dividends and on all increases in portfolio value until you take your money out.

    At retirement, another significant advantage is that the variable annuity can provide you with income that is based on the performance of the fund or funds in which you participated. You may elect to receive monthly, quarterly or annual payments for a specified number of years, your lifetime, or the longer of your lifetime and the lifetime of your joint payee. See your policy for specific options available to you.

    The Security First Trust series offers you a choice of professionally managed options. You may invest in a Bond Series, Growth and Income Series, Equity Series, or U.S. Government Income Series, each with a varying degree of risk:

    SECURITY FIRST TRUST BOND SERIES is for conservative investors. The objective is to achieve the highest investment income over the long term consistent with the preservation of capital.

    SECURITY FIRST TRUST T. ROWE PRICE GROWTH AND INCOME SERIES is for individuals willing to accept a degree of risk. The fund's goal is growth of principal with a reasonable level of income primarily through investment in common stocks.

    SECURITY FIRST TRUST VIRTUS EQUITY SERIES also seeks to provide growth of capital and income through investment in common stocks of high quality companies. The fund is for individuals willing to accept a degree of risk.

    SECURITY FIRST TRUST VIRTUS U.S. GOVERNMENT INCOME SERIES is for conservative investors and seeks to provide current income through investment in a diversified portfolio limited primarily to U.S. government securities.

                          [SECURITY FIRST TRUST LOGO]

                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
                                 (310) 312-6100


                                 ANNUAL REPORT
                                 JULY 31, 1997


                                    SECURITY
                                      FIRST
                                      TRUST

--------------------------------------------------------------------------------

                                BOARD OF TRUSTEES

--------------------------------------------------------------------------------

         Jack R. Borsting                        Melvin M. Hawkrigg
       Katherine L. Hensley                      Lawrence E. Marcus


                        Security First Trust Bond Series
           Security First Trust T. Rowe Price Growth and Income Series
                   Security First Trust Virtus Equity Series
           Security First Trust Virtus U.S. Government Income Series

Dear Contract Owner:

Domestic stocks soared through the end of July, recovering from a fall of nearly 10% in the spring. Bond prices also rose in June and July, pushing interest rates lower after they had risen early in the year.

The economy continued to offer strong support for stock and bond investors, with low unemployment, moderate growth, and subdued inflation. However, based on historical measures, the stock market is trading at very high multiples.

I encourage you to review the following report covering the past six months and to contact us if you have any questions.

                                     Respectfully submitted,

                                     /s/ ROBERT G. MEPHAM
                                     ----------------------------------
                                     Robert G. Mepham
                                     President


                          [SECURITY FIRST TRUST LOGO]

SECURITY FIRST TRUST:
T. ROWE PRICE GROWTH AND
INCOME SERIES AND VIRTUS
EQUITY SERIES

EQUITY MARKET OVERVIEW

    The Equity market responded to what some observers have described as nearly perfect conditions for stocks. The pace of the economy has been fast enough to sustain a favorable growth rate in corporate profits while pushing unemployment to a 25-year low. At the same time, the ideal pace of economic growth has not caused inflation to accelerate or interest rates to rise. Meanwhile, this extended six-year period of economic prosperity has resulted in a reduced budget deficit and a strong U.S. dollar.

    These conditions combined to create a supportive environment for rising stock prices through the end of July. The return for the broad market during the last six months was one of the best in 50 years, and it was particularly surprising coming in the wake of powerful returns in 1995 and 1996. The latest advance put stock valuations at extended levels based on historical measures.

EQUITY MARKET OUTLOOK

    So far in 1997, stock market returns have far exceeded our expectations. As discussed in past reports, we have some concerns about the valuation levels of many stocks. However, the underlying economic and financial fundamentals continue to be favorable and dominate investor perceptions.

PORTFOLIO MANAGEMENT: T. ROWE PRICE GROWTH AND INCOME SERIES

    Continuing the pattern of 1996, the past six months were a generally rewarding period for your portfolio. The stock market's advance has been nothing short of breath-taking. In such an ebullient atmosphere, it is not unusual for our relatively conservative investment style to lag the overall market, which has been the case during the past twelve months. However, we intend to stay focused on our valuation disciplines, in the belief that our conservative investment approach should enhance longer-term returns if a less benign economic environment arises.

                            GROWTH AND INCOME SERIES
                             SECTOR DIVERSIFICATION

Capital Equipment                           6.4%
Consumer Non-Durables                      19.6%
Consumer Cyclicals                          0.5%
Consumer Services                          10.7%
Transportation                              3.0%
Energy                                      8.7%
Financial                                  16.0%
Process Industries                         11.4%
Technology                                  0.9%
Utilities                                   6.1%
Short-Term Securities                      16.7%

    In the past six months we were able to identify attractive stocks for investment, including Amerada Hess, Bankers Trust, and Burlington Northern Santa Fe. These companies share the common characteristic of relatively attractive valuations brought on by negative investor perceptions, which is only temporary in our view. We believe, therefore, that investments such as these offer an attractive combination of low downside risk and reasonable upside potential.

                             GROWTH & INCOME SERIES
                               15 LARGEST HOLDINGS

                       Percentage of
    Security               Portfolio
    --------               ---------
    Travelers Group Inc.         3.5
    American Express Co.         2.1
    General Electric             1.7
    Newmont Mining               1.5
    SmithKline Beecham           1.4
    Dayton Hudson                1.4
    Dow Chemical                 1.4
    Corning                      1.4
    Amerada Hess                 1.3
    Abbott Laboratories          1.3
    ITT                          1.3
    Mellon Bank                  1.2
    Pall                         1.2
    American Home Products       1.2
    British Petroleum            1.2
                                ----
               TOTAL            23.1
                                ====

PORTFOLIO MANAGEMENT: VIRTUS EQUITY SERIES

    During the past six months, the performance of your portfolio was strong, although it slightly lagged the S&P 500. As in 1996, the portfolio is emphasizing value stocks over growth stocks. Value stocks are those companies selling at low price relative to actual value of their underlying assets. Growth stocks are those companies with above-average earnings expectations.

                                  EQUITY SERIES
                             SECTOR DIVERSIFICATION

Consumer Non-Durables                       3.5%
Technology                                  5.7%
Transportation                             11.4%
Consumer Cyclicals                          2.5%
Financial                                  31.0%
Capital Equipment                           5.6%
Consumer Services                           5.7%
Energy                                     17.4%
Process Industries                          6.7%
Utilities                                  10.5%

    The fund's investment strategy continues to be structured in a capital preservation position. We believe value stocks will provide defensiveness due to their higher yields, lower price-earnings ratios and lower volatility. The Virtus Equity Series is structured to outperform in a difficult equity market environment.

                        EQUITY SERIES 15 LARGEST HOLDINGS

                          Percentage of
    Security               Portfolio
    --------               ---------
    Royal Dutch Petroleum        5.1
    Exxon Corp.                  4.2
    Int'l Business Machines      4.1
    Mobil Corp.                  2.7
    Citicorp                     2.4
    Bankamerica Corp.            2.2
    Bell Atlantic Corp.          1.7
    Amoco Corp.                  1.7
    Nationsbank Corp.            1.5
    Boeing Co.                   1.5
    AT&T Corp.                   1.4
    General RE Corp.             1.4
    Morgan, J.P. & Co.           1.4
    Dow Chemical                 1.4
    Texaco Inc.                  1.3
                               -----
                TOTAL           34.0
                               =====

SECURITY FIRST TRUST:
BOND SERIES AND VIRTUS U.S.
GOVERNMENT INCOME SERIES

FIXED-INCOME MARKET OVERVIEW

    The environment for fixed income investors over the 6 months ended July 31, 1997, was mixed as interest rates rose sharply through the first quarter but moderated and declined from their early-year levels by the end of July. The economy appeared very strong at the beginning of the year, evidenced by employment gains, retail and home sales, equity market strength, and the performance of the U.S. dollar against foreign currencies. Although inflation seemed tame, the Federal Reserve chose to tighten monetary policy by raising the federal funds rate a quarter of a point in March. Then, when the economy began to cool toward the end of the second quarter, interest rates declined. July witnessed a strong bond market rally when the Fed hinted that it had no immediate intention of raising short-term rates further.

                                  [LINE GRAPH]

    Regarding sector performance, during the past six months Treasury and agency securities lagged the lower-quality, higher-yielding areas of the fixed income market. The yields between corporate and Treasury bonds continued to narrow, as investors drove corporate bond prices higher. Lower-quality corporate bonds, junk bonds, and emerging market debt significantly outperformed Treasuries. Mortgage-backed securities (MBS) were reasonably strong, although they lagged comparable government and corporate issues. Investors turned to MBS in hopes their prices would advance because of declining rates on mortgage prepayments.

FIXED-INCOME MARKET OUTLOOK

    We remain moderately optimistic about the bond market through the balance of 1997. The economy appears to be growing at a more moderate pace than earlier this year. If this pace continues and inflation remains low, the Federal Reserve may maintain a steady course on monetary policy, with interest rates staying close to current levels. This environment should benefit fixed income securities, especially those with higher yields than Treasuries, particularly corporate securities, discount MBS, and call-protected, collateralized mortgage obligations.

PORTFOLIO MANAGEMENT:
BOND SERIES

    We increased our portfolio duration (a measure of a portfolio's sensitivity to changes in interest rates) modestly over the past six months to take advantage of the declining trend in interest rates. As usual, we maintained a high-quality portfolio (AA) over the period

                                  BOND SERIES
                             SECTOR DIVERSIFICATION

Short-Term Securities                       4.8%
Corporate Bonds                            25.4%
Federal Agencies                           27.1%
U.S. Government Obligations                42.7%

with an attractive level of income. We reduced our allocation to corporate securities slightly because of the tightening corporate spreads discussed earlier, and also to increase our exposure to government bonds.

    Your portfolio participated in bond market price gains during the period and benefited from the income generated by coupons and the reinvestment of interest.

PORTFOLIO MANAGEMENT:
VIRTUS U.S. GOVERNMENT

INCOME SERIES

    While remaining essentially neutral on interest rates during most of the period, we added value to your account by capitalizing on the relatively calm interest rate markets and buying higher-yielding securities such as mortgages. In prior years where interest rates moved over a larger range, mortgages tended to provide less performance.

                         U.S. GOVERNMENT INCOME SERIES
                             SECTOR DIVERSIFICATION

Short-Term Securities                      10.2%
Federal Agencies                           52.3%
U.S. Government Obligations                37.5%

    We continue to search the markets for opportunities to buy bonds that will increase the yield on your account while still providing necessary liquidity and safety. Mortgages and direct agency securities were not appealing in the early part of this year and have only recently become more attractive. Once mortgage spreads improve, we will add additional mortgages to the portfolio to enhance its yield and also its total return capabilities.

    We will continue to maintain an extremely high-quality, low-risk government bond portfolio with an emphasis on income, provided the potential remains for improved bond prices in a declining interest rate environment.

PERFORMANCE OF SECURITY FIRST
TRUST GROWTH AND INCOME SERIES, BOND
SERIES, EQUITY SERIES AND U.S.
GOVERNMENT INCOME SERIES

    The following are the average annual and total returns for each series for the period ending July 31, 1997, assuming an investment of $10,000 at the start of the period, and redemption at the end of the period, with dividends reinvested. These returns are based on past experience. Future values of shares will fluctuate so that their redemption values may be more or less than original cost.

                          Average Annual Total Returns

Fund                      1 Year    3 Years       5 Years     10 Years
----                      ------    -------       -------     --------
Growth and
  Income
  Series(1)(2)            42.83%    25.80%        18.42%       13.61%

Bond
  Series(1)(2)            10.35%     7.92%         6.38%        7.51%

Equity
  Series(1)(3)            46.70%    23.03%          N/A*         N/A*

U.S.
  Government
  Income(1)(3)             8.57%     6.88%          N/A*         N/A*

Consumer
  Price Index               219%     2.65%         2.70%        3.50%



* Funds were introduced as of May 1993.

                             Compound Total Returns

Fund                      1 Year    3 Years      5 Years     10 Years
----                      ------    -------      -------     --------
Growth and
  Income
  Series(1)(2)            42.83%    99.08%       132.92%      258.25%

Bond
  Series(1)(2)            10.35%    25.68%        36.22%      106.20%

Equity
  Series(1)(3)            46.70%    86.23%          N/A*         N/A*

U.S.
  Government
  Income(1)(3)             8.57%    22.09%          N/A*         N/A*

Consumer
  Price Index               219%     8.17%        14.23%       41.05%

* Funds were introduced as of May 1993.

    (1) Return is computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

    (2) From inception to July 1983, Security First Investment Management Corporation reimbursed the Growth and Income Series for expenses in excess of the maximum expense limitation, and these reimbursements were repaid from August 1983 to July 1986. Likewise, the Bond Series was reimbursed for excess expenses from inception to July 1985, and these reimbursements were repaid from August 1985 to July 1993. Reimbursement of expenses to a series increases average annual reimbursements reduces these returns.

    (3) While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contributions in respect of excess expenses) in order to maintain the expense ratios of the Virtus Equity and the Virtus U.S. Government Income Series at a level of 1.00% and .70% respectively, or less.

        The following graphs set forth the historical performance of each series as compared to a stated market index for the periods ended July 31:

   Comparison of Change in Value of $10,000 Investment in Security First Trust
     T. Rowe Price Growth and Income Series and Standard and Poors 500 Index Assuming Dividends and Distributions are Reinvested.

                                    [GRAPH]

   The performance indicated here may not be indicative of future performance.


   Comparison of Change in Value of $10,000 Investment in Security First Trust
       Bond Series, Lehman Government Bond Index, and the Lehman Aggregate
         Bond Index Assuming Dividends and Distributions are Reinvested.

                                    [GRAPH]

   The performance indicated here may not be indicative of future performance.


   Comparison of Change in Value of $10,000 Investment in Security First Trust
         Virtus U.S. Government Income Series and Lehman Government and Intermediate Index Assuming Dividends and Distributions are Reinvested.

                                    [GRAPH]

   The performance indicated here may not be indicative of future performance.
                  *The Series commenced operations on 5/19/93.

   Comparison of Change in Value of $10,000 Investment in Security First Trust
         Virtus Equity Series and Standard and Poors 500 Index Assuming
                   Dividends and Distributions are Reinvested.

                                    [GRAPH]

   The performance indicated here may not be indicative of future performance.
                  *The Series commenced operations on 5/19/93.

SECURITY FIRST TRUST T. ROWE PRICE GROWTH AND INCOME SERIES

    The graph and Per Share Data Table below illustrate the growth in per share value for the period ending July 31, 1997, of one share of the Security First Trust T. Rowe Price Growth and Income Series purchased on August 1, 1979, at the price of $5.07 assuming that dividends and capital gains were reinvested.

    The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                            GROWTH AND INCOME SERIES

                                    [GRAPH]


                                 PER SHARE DATA

                                            Per Share
                                           Value with               Cumulative
Calendar         Net        Dividend       Dividends &                Change
Year            Asset       & Capital     Capital Gains   Yearly       from
Ending          Value         Gains        Reinvested     Change      8/1/79
------          -----       ----------    -------------   ------    ----------
1981           $5.41         $1.69            $8.14        -1.3%       +60.6%
1982            5.95           .41             9.73       +19.5        +93.9
1983            7.27           .28            12.45       +28.0       +145.6
1984            6.75           .51            12.48        +0.2       +146.1
1985            7.84           .30            15.11       +21.1       +198.1
1986            7.76           .59            16.07        +6.3       +216.9
1987            5.98          2.62            17.47        +8.8       +244.6
1988            6.97           .41            21.56       +23.4       +325.3
1989            7.52          1.09            26.64       +23.6       +425.4
1990            6.25           .44            23.70       -11.0       +367.5
1991            7.69           .24            30.07       +26.9       +493.1
1992            8.17           .22            32.80        +9.1       +546.9
1993            9.12           .22            37.49       +14.3       +639.4
1994            9.05           .32            38.51        +2.7       +659.6
1995           11.52           .34            50.49       +31.1       +895.8
1996           13.18           .83            61.42       +21.7      +1111.4
July 1997      16.26           N/A*           75.77       +23.4**    +1394.5

SECURITIES FIRST TRUST BOND SERIES

    The graph and Per Share Data Table below illustrate the growth in per share value for the period ending July 31, 1997, of one share of the Security First Trust Bond Series purchased on August 1, 1979, at a price of $3.12 assuming that dividends and capital gains were reinvested.

    The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                  BOND SERIES

                                    [GRAPH]


                                 PER SHARE DATA

                                                    Per Share
                                                    Value with                    Cumulative
Calendar             Net           Dividend         Dividends &                     Change
Year                Asset          & Capital       Capital Gains   Yearly            from
Ending              Value            Gains          Reinvested     Change           8/1/79
------              -----          ---------        ----------     ------         ----------
1981                $3.28             $.36               $3.81      +22.9%           +22.1%
1982                 3.93             0.00                4.56      +19.8            +46.3
1983                 3.79              .31                4.78       +4.7            +53.2
1984                 3.87              .28                5.26      +10.1            +68.6
1985                 4.15              .33                6.14      +16.8            +96.9
1986                 4.38              .30                6.95      +13.2           +122.8
1987                 3.83              .66                7.14       +2.8           +128.8
1988                 3.77              .28                7.55       +5.7           +142.1
1989                 3.89              .30                8.39      +11.1           +168.9
1990                 3.52              .54                8.76       +4.4           +180.8
1991                 3.79              .25               10.06      +14.8           +222.4
1992                 3.80              .23               10.70       +6.4           +242.9
1993                 3.94              .22               11.72       +9.5           +275.6
1994                 3.58              .22               11.31       -3.5           +262.5
1995                 3.94              .24               13.21      +16.8           +323.4
1996                 3.82              .24               13.58       +2.8           +335.3
July 1997            4.02              N/A*              14.29       +5.2**         +358.0

*  Dividend and Capital Gains declared in December
** For 7 months to date 1997

SECURITIES FIRST TRUST
VIRTUS EQUITY SERIES

    The Per Share Data Table below illustrates the growth in per share value for the period ending July 31, 1997, of one share of the Security First Trust Virtus Equity Series purchased on May 19, 1993, at a price of $5.00 assuming that dividends and capital gains were reinvested.

    The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                 PER SHARE DATA

                                         Per Share
                                         Value with                 Cumulative
Calendar        Net     Dividend         Dividends &                  Change
Year           Asset    & Capital       Capital Gains   Yearly         from
Ending         Value      Gains          Reinvested     Change        5/19/93
------         -----    ---------       -------------   ------      -----------
1993           $5.15       $.03             $5.18         +3.6%          +3.6%
1994            4.78        .05              4.85         -6.3           -3.0
1995            5.91        .21              6.21        +28.0          +24.2
1996            6.45        .55              7.36        +18.5          +47.2
July 1997       8.18       N/A*              9.33        +26.8**        +86.6

+change from 5-19-93 to 12-31-93

SECURITY FIRST TRUST VIRTUS
U.S. GOVERNMENT INCOME SERIES

    The Per Share Data Table below illustrates the growth in per share value for the period ending July 31, 1997, of one share of the Security First Trust Virtus U.S. Government Income Series purchased on May 19, 1993, at a price of $5.00 assuming the dividends and capital gains were reinvested.

    The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                 PER SHARE DATA

                                            Per Share
                                            Value with                Cumulative
Calendar          Net      Dividend         Dividends &                 Change
Year             Asset     & Capital       Capital Gains   Yearly        from
Ending           Value       Gains          Reinvested     Change       5/19/93
------           -----     ---------       --------------  ------     ----------
1993             $5.04        $.08             $5.11          2.2%         +2.2%
1994              4.74         .14              4.96         -2.9          -0.8
1995              5.18         .20              5.63        +13.5         +12.6
1996              5.14         .22              5.83         +3.6         +16.6
July 1997         5.36         N/A*             6.08         +4.3**       +21.6

+change from 5-19-93 to 12-31-93

*  Dividend and Capital Gains declared in December
** For 7 months to date 1997

                              SECURITY FIRST TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 1997


                                                                  T. Rowe Price                          Virtus
                                                                   Growth and        Virtus          U.S.Government
                                                                     Income          Equity              Income
                                               Bond Series           Series          Series              Series
                                              -------------      -------------     -------------     -------------
ASSETS
 Investments at market - Note A
   and Schedule I:
   Investment securities (cost:
   Bond Series - $9,573,049; Growth
   and Income Series - $137,932,607;
   Equity Series - $35,054,331;
   U.S. Government Income Series -
   $27,465,189)                               $   9,840,004      $ 203,089,226     $  45,690,443     $  27,877,589

 Cash                                               605,734          1,443,948         1,823,022           645,701
 Interest receivable                                136,080              4,516             6,937           384,351
 Dividends receivable                                                  340,007            72,786
 Receivable for securites sold                          264                                                  6,436
 Receivable for capital shares purchased             66,781            421,389            13,196             3,768
 Prepaid insurance                                      607             11,573             2,667             1,637
                                              -------------      -------------     -------------     -------------
                                                 10,649,470        205,310,659        47,609,051        28,919,482

LIABILITIES
 Payable for securities purchased                                      499,919
 Accrued expenses                                    11,250             44,902            13,382            11,355
 Payable for capital shares redeemed                                                         980            11,641
 Payable to investment adviser - Note B               3,103             58,484            22,709             6,673
 Payable for directors fees                             397              4,256               511               353
                                              -------------      -------------     -------------     -------------
                                                     14,750            607,561            37,582            30,022

NET ASSETS
 Composed of:
   Capital shares (authorized
         100,000,000 shares of $.01 par
         value for each series)                  10,142,076        126,295,340        35,737,755        27,761,358
   Undistributed net investment income              365,111          2,268,916           293,831           767,587
   Undistributed net realized gain (loss)          (139,422)        10,982,223           903,771           (51,885)
   Net unrealized appreciation of
        investments                                 266,955         65,156,619        10,636,112           412,400
                                              -------------      -------------     -------------     -------------
                   Net assets                 $  10,634,720      $ 204,703,098     $  47,571,469     $  28,889,460
                                              =============      =============     =============     =============

    Capital shares outstanding                    2,648,013         12,588,079         5,816,681         5,387,452

    Net asset value per share                 $        4.02      $       16.26     $        8.18     $        5.36

The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1997


                                                                 T. Rowe Price                          Virtus
                                                                  Growth and        Virtus         U.S.Government
                                                                    Income          Equity              Income
                                               Bond Series          Series          Series              Series
                                              -------------     -------------    -------------     -------------
INVESTMENT INCOME
  Dividends                                                     $  3,063,055     $    746,573
  Interest                                     $    695,889        1,445,915           50,572      $  1,313,061
  Miscellaneous income                                  518              240              252
                                               ------------     ------------     ------------      ------------
                                                    696,407        4,509,210          797,397         1,313,061

EXPENSES
  Custodian fees                                     15,778           29,641           15,554             8,833
  Adviser fees - Note B                              34,257          526,023          233,813           153,616
  Management fees - Note B                           14,681          225,438           46,763            30,776
  Printing expenses                                   2,010           28,695            7,682             8,069
  Audit fees                                          2,115            4,159            5,000             2,772
  Insurance expenses                                  1,143           15,395            2,903             1,940
  Directors' fees and expenses                        1,876           27,800            5,649             3,699
  Taxes, licenses and fees                              874              879              874               874
  Miscellaneous expenses                                                 225            8,795             2,575
                                               ------------     ------------     ------------      ------------
                                                     72,734          858,255          327,033           213,154

  Less: Waiver of management fees                                                        (816)             (522)
        Waiver of adviser fees                                                        (14,845)          (69,578)
                                               ------------     ------------     ------------      ------------
                                                     72,734          858,255          311,372           143,054
                                               ------------     ------------     ------------      ------------

           Net investment income                    623,673        3,650,955          486,025         1,170,007

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS - Notes A and C
  Net realized gain on sale of investments           94,297       12,767,189        1,259,322            54,633
  Net unrealized appreciation of
    investments during the year                     226,803       38,374,380       11,009,490           508,296
                                               ------------     ------------     ------------      ------------
  Net gain on investments                           321,100       51,141,569       12,268,812           562,929
                                               ------------     ------------     ------------      ------------
       Increase in net assets
       resulting from operations               $    944,773     $ 54,792,524     $ 12,754,837      $  1,732,936
                                               ============     ============     ============      ============

   The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1997


                                                                   T. Rowe Price                            Virtus
                                                                    Growth and           Virtus         U.S.Government
                                                                      Income             Equity             Income
                                                 Bond Series          Series             Series             Series
                                               -------------      -------------      -------------      -------------
Operations:
  Net investment income                        $     623,673      $   3,650,955      $     486,025      $   1,170,007
  Net realized gain on sale of investments            94,297         12,767,189          1,259,322             54,633
  Net unrealized appreciation of
    investments during the year                      226,803         38,374,380         11,009,490            508,296
                                               -------------      -------------      -------------      -------------
           Increase in net assets
        resulting from operations                    944,773         54,792,524         12,754,837          1,732,936

Distributions to shareowners from:
  Net investment income                             (584,627)        (2,941,810)          (439,597)          (779,578)
  Net realized gains                                                 (5,408,660)        (1,801,912)

Capital share transactions - Note D:
  Reinvestment of net investment income
    distributed                                      584,627          2,941,810            439,597            779,578
  Reinvestment of net realized gains
    distributed                                                       5,408,660          1,801,912
  Sales of capital shares                          2,732,192         45,115,260         15,570,582         13,139,907
  Redemptions of capital shares                   (2,023,610)        (7,757,579)        (1,455,726)          (872,207)
                                               -------------      -------------      -------------      -------------
      Increase in net assets from
      capital share transactions                   1,293,209         45,708,151         16,356,365         13,047,278
                                               -------------      -------------      -------------      -------------

     Total increase in net assets                  1,653,355         92,150,205         26,869,693         14,000,636

Net Assets:
  Beginning of year                                8,981,365        112,552,893         20,701,776         14,888,824
                                               -------------      -------------      -------------      -------------
  End of year (including undistributed net
    investment income: Bond Series -
    $365,111; Growth and Income
    Series - $2,268,916; Equity
    Series - $293,831; U.S. Government
    Income Series - $767,587)                  $  10,634,720      $ 204,703,098      $  47,571,469      $  28,889,460
                                               =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1996


                                                                      T. Rowe Price                               Virtus
                                                                       Growth and            Virtus           U.S.Government
                                                                         Income              Equity               Income
                                                   Bond Series           Series              Series               Series
                                                 --------------      --------------      --------------      --------------
Operations:
  Net investment income                          $      544,363      $    2,733,038      $      321,275      $      543,959
  Net realized gain (loss) on sale of                    36,467           3,625,576           1,781,966             (56,907)
    investments
  Net unrealized appreciation (depreciation)
    of investments during the year                     (193,455)          8,923,218          (1,223,826)           (143,327)
                                                 --------------      --------------      --------------      --------------
              Increase in net assets
           resulting from operations                    387,375          15,281,832             879,415             343,725

Distributions to shareowners from:
  Net investment income                                (494,898)         (2,489,944)           (115,461)           (326,728)
  Net realized gains                                                       (351,978)           (328,664)            (22,717)

Capital share transactions - Note D:
  Reinvestment of net investment income
    distributed                                         494,898           2,489,944             115,461             326,728
  Reinvestment of net realized gains
    distributed                                                             351,978             328,664              22,717
  Sales of capital shares                             2,367,725          20,549,022          12,488,481           8,862,888
  Redemptions of capital shares                      (1,751,516)         (7,067,607)           (431,839)           (313,938)
                                                 --------------      --------------      --------------      --------------
      Increase in net assets from
       capital share transactions                     1,111,107          16,323,337          12,500,767           8,898,395
                                                 --------------      --------------      --------------      --------------

     Total increase in net assets                     1,003,584          28,763,247          12,936,057           8,892,675

Net Assets:
  Beginning of year                                   7,977,781          83,789,646           7,765,719           5,996,149
                                                 --------------      --------------      --------------      --------------
  End of year (including undistributed net
    investment income: Bond Series -
    $326,064; Growth and Income
    Series - $1,559,772; Equity
    Series - $247,404; U.S. Government
    Income Series - $377,157)                    $    8,981,365      $  112,552,893      $   20,701,776      $   14,888,824
                                                 ==============      ==============      ==============      ==============

   The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of                             Market
                Fixed Maturities                      Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
CORPORATE NOTES                                        25.4%

Aerospace and Defense:                                  0.6%
    Boeing Co.,   8.75%, 08/15/21                                         $ 50,000          $ 61,688
                                                                                            --------
                                                                                              61,688
Automobiles and Related:                                1.7%
    Ford Motor Credit,   9.50%, 04/15/00                                    50,000            54,188
    GMAC Corporate Bond,  9.63%, 12/15/01                                  100,000           112,500
                                                                                            --------
                                                                                             166,688
Banking:                                                5.7%
    Banc One Corp., 7.75%, 07/15/25                                        300,000           322,875
    HSBC Fin Nederland Bank,   7.40%, 04/15/03                             100,000           103,250
    National Australia Bank,   9.70%, 10/15/98                             125,000           130,469
                                                                                            --------
                                                                                             556,594
Electric and Electronic Equipment:                      2.4%
    General Electric Capital,   9.38%, 10/06/98                            125,000           130,271
    Honeywell, Inc.,   6.60%, 04/15/01                                     100,000           101,375
                                                                                            --------
                                                                                             231,646
Electric Utilities:                                     2.0%
    National Rural Utilities,   6.50%, 09/15/02                            100,000           101,250
    Public Service Electric & Gas Co.,  6.25%, 01/01/07                    100,000            98,000
                                                                                            --------
                                                                                             199,250
Finance and Credit:                                     2.6%
    Commercial Credit Group,   9.60%, 05/15/99                              50,000            53,062
    Margaretten Financial,   6.75%, 06/15/00                               100,000           101,125
    Standard Credit Card,   7.25%, 04/07/08                                100,000           105,294
                                                                                            --------
                                                                                             259,481
Forest Products:                                        1.1%
    Noranda Forest, Inc.,   7.50%, 07/15/03                                100,000           104,500

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of                             Market
                Fixed Maturities                      Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
CORPORATE NOTES
    (CONTINUED)
Insurance Carriers:                                     1.0%
    Prudential Insurance Co.
       America,  6.88%, 04/15/03                                         $ 100,000         $ 101,125

Media and Communications:                               0.5%
    News American Holdings Inc., 7.50%, 03/01/00                            50,000            51,563

Oil and Gas Extraction:                                 1.0%
    Quaker State Corp.,   6.63%, 10/15/05                                  100,000            99,875

Security and Commodity Brokers and Services:            4.4%
    Lehman Brothers,   8.50%, 05/01/07                                     100,000           112,000
    Smith Barney Inc.,   7.38%, 05/15/07                                   300,000           314,625
                                                                                           ---------
                                                                                             426,625
Telephone Communication:                                2.4%
    GTE Corp.,  8.85%, 03/01/98                                             50,000            50,850
    Rochester Telephone,   8.77%, 04/16/01                                 100,000           107,875
    U.S. West Communications,   7.50%, 06/15/23                             80,000            81,200
                                                                                           ---------
                                                                                             239,925
                                                                                           ---------
                           TOTAL CORPORATE NOTES
                                (COST $2,418,889)                                          2,498,960
FEDERAL AGENCIES                                       27.1%

Federal Home Loan Bank:                                 2.7%
    5.43%, 02/25/99                                                         75,000            74,730
    5.50%, 01/10/01                                                        200,000           197,164
                                                                                           ---------
                                                                                             271,894

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of                             Market
                Fixed Maturities                      Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
FEDERAL AGENCIES
    (CONTINUED)

Federal Home Loan Mortgage Corp.:                       3.0%
    7.13%, 07/21/99                                                      $ 235,000         $ 240,894
    9.00%, 01/01/17                                                          3,456             3,675
    9.50%, 04/01/19                                                         33,602            35,954
    9.00%, 06/01/19                                                         14,175            15,074
                                                                                              ------
                                                                                             295,597

Federal National Mortgage Assn.:                        2.0%
    8.35%, 11/10/99                                                        175,000           184,394
    7.50%, 08/25/21                                                          9,069             9,031
                                                                                               -----
                                                                                             193,425

Government National Mortgage Assn.:                     19.4%
    7.50%, 10/15/23                                                        245,924           250,379
    7.50%, 06/15/23                                                        141,713           144,281
    7.00%, 01/15/24                                                        173,715           174,203
    9.50%, 01/15/25                                                         52,147            56,497
    9.50%, 05/15/25                                                         42,745            46,525
    9.00%, 04/15/09                                                          4,617             4,887
    9.00%, 05/15/09                                                         23,103            24,453
    9.00%, 05/15/09                                                          6,703             7,094
    9.00%, 05/15/09                                                          8,063             8,534
    9.00%, 05/15/09                                                          4,037             4,273
    9.00%, 05/15/09                                                          3,511             3,716
    9.00%, 05/15/09                                                         17,729            18,764
    11.25%, 07/15/13                                                         1,587             1,775
    10.00%, 08/15/16                                                        39,834            43,755
    10.00%, 06/15/17                                                        28,196            30,971
    10.00%, 11/15/17                                                        33,622            36,931
    11.50%, 11/15/15                                                        71,152            80,802
    10.00%, 03/15/20                                                        58,410            64,159
    11.50%, 02/15/18                                                        10,590            12,027
    10.00%, 03/15/19                                                        56,447            62,003
    11.25%, 09/15/15                                                        82,908            92,701
    9.25%, 05/15/20                                                         30,671            32,760

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of                             Market
                Fixed Maturities                      Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
FEDERAL AGENCIES
    (CONTINUED)

    9.25%, 07/15/17                                                       $ 57,810         $  61,748
    9.25%, 01/15/20                                                         31,744            33,906
    9.25%, 01/15/21                                                         33,025            35,275
    9.25%, 09/15/21                                                         26,546            28,355
    9.25%, 06/15/21                                                         63,744            68,087
    9.25%, 04/15/21                                                         74,673            79,760
    9.25%, 07/15/21                                                         42,368            45,254
    7.00%, 03/15/24                                                        161,655           162,110
    9.25%, 05/15/21                                                         90,713            96,892
    7.00%, 08/15/23                                                         93,211            93,472
                                                                                           ---------
                                                                                           1,906,349
                                                                                           ---------
                          TOTAL FEDERAL AGENCIES
                                (COST $2,598,205)                                          2,667,265

U.S. GOVERNMENT OBLIGATIONS                             42.7%

U.S. Treasury Bonds:                                    11.4%
    8.75%, 08/15/20                                                        100,000           128,545
    8.00%, 11/15/21                                                        150,000           179,780
    7.25%, 08/15/22                                                        250,000           277,003
    6.88%, 08/15/25                                                        500,000           534,150
                                                                                           ---------
                                                                                           1,119,478

U.S. Treasury Notes:                                    31.3%
    3.38%, 01/15/07                                                        250,000           245,938
    6.63%, 04/30/02                                                        475,000           489,022
    6.38%, 05/15/99                                                      1,000,000         1,010,860
    7.75%, 11/30/99                                                         15,000            15,644
    5.63%, 11/30/00                                                        550,000           546,903
    7.00%, 07/15/06                                                        100,000           106,418
    6.50%, 10/15/06                                                        650,000           669,877
                                                                                           ---------
                                                                                           3,084,662
                                                                                           ---------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                                (COST $4,086,316)                                          4,204,140
                                                                                           ---------
                          TOTAL FIXED MATURITIES
                                (COST $9,103,410)                                          9,370,365

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of                             Market
             Short Term Investments                   Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
SHORT-TERM INVESTMENTS                                   4.8%

Commercial Paper:                                        4.3%
    Abbott Laboratories, 5.50%, 08/06/97                                 $ 125,000      $    124,904
    Ciesco, 5.50%, 08/05/97                                                300,000           299,816
                                                                                        ------------
                                                                                             424,720

Federal Home Loan Mortgage Corp.:                        0.5%
    5.36%, 08/13/97                                                         45,000            44,919
                                                                                        ------------
                    TOTAL SHORT-TERM INVESTMENTS
                                  (COST $469,639)                                            469,639
                                                                                        ------------
                               TOTAL INVESTMENTS
                                (COST $9,573,049)      100.0%                              9,840,004

    Other assets less liabilities                                                            794,716
                                                                                        ------------
                                      NET ASSETS                                        $ 10,634,720
                                                                                        ============

The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
CAPITAL EQUIPMENT                                       6.4%

Electrical  Equipment:                                  4.7%
    General Electric Co.                                                    50,000       $ 3,506,250
    Honeywell, Inc.                                                         30,000         2,240,625
    Hubbell, Inc. Class B                                                   40,000         1,902,500
    Westinghouse Electric Corp.                                             75,000         1,804,688
                                                                                           ---------
                                                                                           9,454,063

Machinery:                                              1.7%
    Coltec Industries, Inc.*                                                50,000         1,100,000
    Pall Corp.                                                             100,000         2,512,500
                                                                                           ---------
                                                                                           3,612,500

CONSUMER CYCLICALS                                      0.5%

Automobiles & Related:                                  0.5%
    Ford Motor Co.                                                          22,857           934,280

CONSUMER NONDURABLES                                   19.6%

Food & Beverages:                                       6.6%
    Anheuser-Busch Company, Inc.                                            50,000         2,146,875
    CPC International, Inc.                                                 12,000         1,151,250
    General Mills, Inc.                                                     25,000         1,728,125
    International Flavors & Fragrance                                       35,000         1,857,188
    McCormick & Co.                                                         50,000         1,300,000
    Pepsico, Inc.                                                           50,000         1,912,500
    Quaker Oats Company                                                     30,000         1,535,625
    Ralston-Ralston Purina Group                                            20,000         1,805,000
                                                                                           ---------
                                                                                          13,436,563

Health Services:                                        0.9%
    Baxter International, Inc.                                              30,000         1,732,500

*Non-Income Producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
CONSUMER NONDURABLES
    (CONTINUED)

Miscellaneous Consumer Products:                        5.5%
    Colgate Palmolive Co.                                                   24,000       $ 1,818,000
    Corporate Express, Inc.                                                150,000         2,250,000
    Fortune Brands, Inc.                                                    25,000           885,938
    Gallaher Group PLC*                                                     25,000           448,438
    Philip Morris Companies, Inc.                                           45,000         2,030,625
    UST, Inc.                                                               60,000         1,747,500
    Waste Management, Inc.                                                  60,000         1,920,000
                                                                                         -----------
                                                                                          11,100,501

Pharmaceuticals:                                        6.6%
    Abbott Laboratories                                                     40,000         2,617,500
    American Home Products                                                  30,000         2,473,125
    Johnson & Johnson                                                       30,000         1,863,750
    Pharmacia-Upjohn, Inc.                                                  36,250         1,368,438
    Schering-Plough Corp.                                                   40,000         2,182,500
    Smith-Kline Beecham PLC ADR                                             30,200         2,933,175
                                                                                         -----------
                                                                                          13,438,488

CONSUMER SERVICES                                      10.7%

Entertainment & Leisure:                                1.7%
    ITT Corp. New*                                                          40,000         2,557,500
    Readers Digest Assn., Inc.                                              35,000           848,750
                                                                                         -----------
                                                                                           3,406,250

General Merchandise Stores:                             5.8%
    Dayton Hudson Corp.                                                     45,000         2,908,125
    J.C. Penney, Inc.                                                       20,000         1,171,250
    Limited, Inc.                                                           75,000         1,673,438
    Neiman-Marcus Group, Inc.                                               75,000         2,137,500
    Toys R Us, Inc.*                                                        60,000         2,043,750
    Walmart Stores                                                          50,000         1,875,000
                                                                                         -----------
                                                                                          11,809,063

*Non-Income Producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
CONSUMER SERVICES
    (CONTINUED)

Media and Communications:                               3.2%
    Dun & Bradstreet Corp.                                                  40,000       $ 1,080,000
    Knight Ridder, Inc.                                                     40,000         1,987,500
    McGraw Hill, Inc.                                                       26,000         1,763,125
    Meredith Corp.                                                          60,000         1,661,250
                                                                                         -----------
                                                                                           6,491,875

ENERGY                                                  8.7%

Oil And Gas Extraction:                                 8.7%
    Amerada Hess Corp.                                                      44,600         2,623,038
    Atlantic Richfield Co.                                                  24,000         1,788,000
    British Petroleum PLC                                                   30,000         2,473,125
    Chevron Corp.                                                           20,000         1,580,000
    Exxon Corp.                                                             36,000         2,313,000
    Mobil Corp.                                                             16,000         1,224,000
    Murphy Oil Corp.                                                        12,000           624,750
    Royal Dutch Petroleum Co. ADR                                           40,000         2,237,500
    Texaco, Inc.                                                            15,300         1,775,756
    Unocal Corp.                                                            25,000         1,000,000
                                                                                         -----------
                                                                                          17,639,169

FINANCIAL                                              16.0%

Banking:                                                4.5%
    Bankers Trust New York Corp.                                            20,000         2,023,750
    Chase Manhattan Corp.                                                   15,000         1,703,438
    Mellon Bank Corp.                                                       50,000         2,521,875
    National City Corp.                                                     20,000         1,190,000
    Wells Fargo & Co.                                                        6,666         1,832,733
                                                                                          ----------
                                                                                           9,271,796

Federal Agencies:                                       1.1%
    Federal Home Loan Mortgage Corp.                                        60,000         2,163,750

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
FINANCIAL
    (CONTINUED)

Financial Services:                                     5.8%
    American Express Co.                                                    52,000       $ 4,355,000
    H&R Block, Inc.                                                         50,000         1,915,625
    Mercury Finance Co.*                                                    96,800           187,550
    Travelers Group, Inc.                                                   73,577         5,292,945
                                                                                         -----------
                                                                                          11,751,120

Insurance Carriers:                                     3.8%
    St. Paul Companies, Inc.                                                30,000         2,353,125
    Travelers Aetna P&C                                                     40,000         1,720,000
    U S F & G Corp.                                                         80,000         1,965,000
    Willis Corroon Group PLC Sponsored ADR                                 150,000         1,621,875
                                                                                         -----------
                                                                                           7,660,000

Security and Commodity Brokers and Services:            0.8%
    J.P. Morgan & Co., Inc.                                                 15,000         1,738,125

PROCESS INDUSTRIES                                     11.4%

Chemicals and Allied Products:                          6.5%
    Corning, Inc.                                                           45,000         2,784,375
    Dow Chemical Co.                                                        30,000         2,850,000
    Dupont Co.                                                              34,000         2,280,125
    Great Lakes Chemical Corp.                                              40,000         2,002,500
    Imperial Chemical ADR                                                   30,000         2,021,250
    Minnesota Mining & Manufacturing Co.                                    13,000         1,231,750
                                                                                         -----------
                                                                                          13,170,000

Forest Products:                                        1.3%
    Georgia Pacific Corp.                                                   18,000         1,699,875
    Weyerhaeuser Co.                                                        15,000           933,750
                                                                                         -----------
                                                                                           2,633,625

Metal Mining:                                           2.5%
    Newmont Mining Corp.                                                    75,000         3,093,750
    Reynolds Metals Co.                                                     25,000         1,950,000
                                                                                         -----------
                                                                                           5,043,750


*Non-Income Producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
PROCESS INDUSTRIES
    (CONTINUED)

Paper And Allied Products:                              1.1%
    International Paper Co.                                                 25,000       $ 1,450,000
    Union Camp Corp.                                                        15,000           878,438
                                                                                         -----------
                                                                                           2,328,438

TECHNOLOGY                                              0.9%

Computer and Office Equipment:
    Intuit*                                             0.9%                75,000         1,889,063

TRANSPORTATION                                          3.0%

Aerospace and Defense:                                  1.8%
    Olin Corp.                                                              35,900         1,521,263
    Raytheon Co.                                                            40,000         2,235,000
                                                                                         -----------
                                                                                           3,756,263

Railroad Transportation:                                1.2%
    Burlington Northern Santa Fe                                            25,000         2,414,063

UTILITIES                                               6.1%

Telephone Communication:                                2.7%
    AT&T Co.                                                                60,000         2,208,750
    Frontier Corp.                                                          70,000         1,443,750
    GTE Corp.                                                               25,000         1,160,938
    Southern New England Telecom Corp.                                      17,000           675,750
                                                                                         -----------
                                                                                           5,489,188

Utility Holding Companies:                              3.4%
    Edison International                                                    50,000         1,262,500
    Entergy Corp.                                                           22,000           600,875
    General Public Utilities Corp.                                          16,000           555,000
    Peco Energy Co.                                                         50,000         1,175,000
    Pacificorp                                                              70,000         1,561,875
    Unicom Corp.                                                            75,000         1,701,557
                                                                                         -----------
                                                                                           6,856,807
                                                                                         -----------
                         TOTAL EQUITY SECURITIES
                              (COST $104,064,573)                                        169,221,240

*Non-Income Producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of                             Market
             Short-Term Investments                   Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
SHORT-TERM INVESTMENTS                                  16.7%

Commercial Paper:                                       16.7%
    Asset Securitization Co., 5.50%, 08/22/97                         $    800,000      $    797,425
    BMW US Capital Corp., 5.51%, 09/18/97                                5,000,000         4,963,205
    Beta Finance Inc., 5.56%, 08/08/97                                   2,000,000         1,997,823
    Chubb Capital Corp., 5.50%, 08/18/97                                 1,000,000           997,398
    Delaware Funding Corp., 5.53%, 08/15/97                              5,000,000         4,989,219
    Dover Corp., 5.50%, 08/18/97                                         3,000,000         2,992,187
    Golden Managers Acceptance, 5.54%, 08/05/97                            375,000           374,769
    Internationale Nederland, 5.55%, 08/04/97                            1,000,000           999,537
    Internationale Nederland, 5.52%, 08/08/97                            3,575,000         3,571,146
    Koch Industries, Inc., 5.855%, 08/01/97                                500,000           500,000
    Motorola Credit Corp., 5.46%, 09/16/97                               3,900,000         3,872,692
    Pfizer Inc.,  5.52%, 08/05/1997                                      1,809,000         1,807,885
    Province Of Quebec, 5.54%, 12/05/97                                  2,300,000         2,255,196
    Vermond American Corp., 5.47%, 08/28/97                              3,765,000         3,749,504
                                                                                       -------------
                              (COST  $33,868,034)                                         33,867,986

                               TOTAL INVESTMENTS
                              (COST $137,932,607)      100.0%                            203,089,226

    Other assets less liabilities                                                          1,613,872

                                      NET ASSETS                                        $204,703,098
                                                                                        ============


The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
CAPITAL EQUIPMENT                                       5.6%

Electrical Equipment:                                   3.3%
    Amp, Inc.                                                                3,500        $  182,875
    Applied Materials, Inc.*                                                 3,600           330,750
    Grainger W.W. Inc.                                                       3,500           336,000
    Harris Corp.                                                             4,200           364,875
    Tandy Corp.                                                              2,800           166,425
    Whirlpool Corp.                                                          2,300           115,000
                                                                                          ----------
                                                                                           1,495,925

Machinery:                                              2.3%
    Caterpillar, Inc.                                                        9,800           548,800
    Cooper Industries, Inc.                                                  2,700           150,019
    Cummins Engine, Inc.                                                     2,300           180,550
    Tenneco, Inc.                                                            3,200           149,200
                                                                                          ----------
                                                                                           1,028,569

CONSUMER NONDURABLES                                    3.5%

Food & Beverages:                                       0.4%
    Seagram Ltd.                                                             4,500           172,406

Health Services:                                        1.3%
    Baxter International, Inc.                                               4,300           248,594
    Becton, Dickinson & Co.                                                  2,000           107,250
    Columbia/HCA Healthcare                                                  7,300           235,425
                                                                                          ----------
                                                                                             591,269

Miscellaneous:                                          1.3%
    Browning Ferris Industries                                               6,800           251,600
    Fortune Brands, Inc.                                                     2,200            77,963
    Gallaher Group PLC*                                                      2,200            39,463
    Service Corp. International                                              3,400           115,600
    Sherwin Williams Co.                                                     3,400           109,013
                                                                                          ----------
                                                                                             593,639

Pharmaceuticals:                                        0.5%
    Pharmacia-Upjohn, Inc.                                                   5,600           211,400

*Non-Income Producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
                 Equity Securities                    Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
CONSUMER CYCLICALS                                      2.5%

Automobiles & Related:                                  2.5%
    Chrysler Corp.                                                           8,200       $   304,425
    Ford Motor Co.                                                          12,800           523,200
    Genuine Parts Co.                                                        3,600           117,450
    Goodyear Tire And Rubber                                                 3,400           219,513
                                                                                         -----------
                                                                                           1,164,588

CONSUMER SERVICES                                       5.7%

Entertainment & Leisure:                                0.5%
    ITT Corp. New *                                                          3,700           236,569

General Merchandise Stores:                             4.3%
    American Stores Company                                                  4,000           101,000
    CVS Corp.                                                                2,600           147,875
    Federated Deparment Stores*                                              3,700           162,106
    May Dept. Stores Co.                                                     3,800           212,325
    Nordstrom, Inc.                                                          2,600           147,388
    J.C. Penney, Inc.                                                        3,900           228,150
    Pitney Bowes, Inc.                                                       1,900           142,738
    Sears Roebuck & Co.                                                      6,300           398,869
    Toys R Us, Inc.*                                                         3,300           112,406
    V.F. Corp.                                                               3,400           305,150
                                                                                         -----------
                                                                                           1,958,007

Building Materials & Garden Supplies:                   0.3%
    Armstrong World Industries                                               2,600           191,913

Media & Communications:                                 0.6%
    Times Mirror Co.                                                         2,000           109,250
    Viacom, Inc.*                                                            5,600           172,900
                                                                                         -----------
                                                                                             282,150

*Non-Income Producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                     Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
ENERGY                                                  17.4%

Gas Production And Distribution:                        0.3%
    Columbia Gas System                                                      1,700       $   116,875

Oil And Gas Extraction:                                 17.1%
    Amerada Hess Corp.                                                       1,800           105,863
    Amoco Corp.                                                              8,100           761,400
    Burlington Resources, Inc.                                               2,000            94,500
    Chevron Corp.                                                            6,600           522,225
    Exxon Corp.                                                             29,600         1,901,800
    Mobil Corp.                                                             15,900         1,216,350
    Phillips Petroleum Co.                                                   2,900           133,581
    Royal Dutch Petroleum Co. ADR                                           41,600         2,327,000
    Texaco, Inc.                                                             5,300           615,131
    Unocal Corp.                                                             2,900           116,000
                                                                                          ----------
                                                                                           7,793,850

FINANCIAL                                               31.0%

Banking:                                                14.4%
    Banc One Corp.                                                           4,501           252,563
    Bank Of New York, Inc.                                                   4,400           213,675
    Bankamerica Corp.                                                       13,400         1,011,700
    Bankers Trust New York                                                   3,200           323,800
    Barnett Banks, Inc.                                                      3,000           170,813
    Chase Manhattan Corp.                                                    1,300           147,631
    Citicorp.                                                                8,000         1,086,000
    Comerica, Inc.                                                           2,100           158,813
    Fifth Third Bancorp.                                                     3,150           199,041
    First Chicago Corp.                                                      3,600           273,150
    First Union Corp.                                                        4,300           436,181
    Golden West Financial Corp.                                              2,200           185,075
    Household International, Inc.                                            3,100           401,450
    Key Corp.                                                                2,700           167,906
    Mellon Bank Corp.                                                        4,000           201,750
    National City Corp.                                                      2,800           166,600

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
FINANCIAL
    (CONTINUED)

    Nationsbank Corp.                                                        9,800        $  697,638
    Norwest Corp.                                                            2,800           176,575
    PNC Bank Corp.                                                           3,900           178,425
    Wachovia Corp.                                                           2,300           148,350
                                                                                          ----------
                                                                                           6,597,136

Federal Agencies:                                       1.0%
    Federal Home Loan Mortgage Corp.                                        12,400           447,175

Financial Services:                                     3.6%
    American Express Co.                                                     6,200           519,250
    Beneficial Corp.                                                         1,200            87,000
    Fleet Financial Group                                                    2,900           196,838
    MGIC Investment Corp.                                                    1,200            63,075
    Republic NY Corp.                                                        2,400           277,200
    Travelers Group, Inc.                                                    6,900           496,369
                                                                                          ----------
                                                                                           1,639,732

Insurance Carriers:                                     8.3%
    Aetna, Inc.                                                              4,400           501,325
    Allstate Corp.                                                           2,700           213,300
    American General Corp.                                                   3,400           181,050
    Cigna Corp.                                                              3,000           598,500
    Chubb Corp.                                                              2,500           176,250
    General Re Corp.                                                         3,100           647,513
    Hartford Financial Service Group, Inc.                                   1,400           121,975
    Lincoln National Corp.                                                   1,800           127,800
    Loews Corp.                                                              3,700           400,063
    MBIA, Inc.                                                               1,800           212,400
    Safeco Corp.                                                             2,400           114,900
    St. Paul Companies, Inc.                                                 1,400           109,813
    Transamerica Corp.                                                       4,000           403,500
                                                                                          ----------
                                                                                           3,808,389

                                                                      SCHEDULE I


                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
FINANCIAL
    (CONTINUED)

Security, Commodity Brokers, & Services:                3.7%
    Merrill Lynch & Co., Inc.                                                8,000        $  563,500
    J.P. Morgan & Co., Inc.                                                  5,500           637,313
    Morgan Stanley Dean Witter                                               9,185           480,490
                                                                                          ----------
                                                                                           1,681,303

PROCESS INDUSTRIES                                      6.7%

Chemicals and Allied Products:                          3.1%
    Air Products & Chemical                                                  5,100           449,756
    Dow Chemical Co.                                                         6,600           627,000
    W.R. Grace & Co.                                                         1,700           104,550
    Great Lakes Chemical Corp.                                               2,200           110,138
    Union Carbide, Inc.                                                      2,100           116,288
                                                                                          ----------
                                                                                           1,407,732

Forest Products:                                        0.4%
    Weyerhaeuser Co.                                                         2,900           180,525

Gold And Silver Products:                               0.2%
    Barrick Gold Corp.                                                       4,300            98,094

Metal Mining:                                           1.6%
    Alcan Aluminum Ltd.                                                      5,000           195,938
    Inco Ltd.                                                                3,400           105,188
    NACCO Industries                                                         2,200           152,625
    USX-Marathon Group                                                       5,300           170,594
    USX-U.S. Steel Group                                                     3,000           109,688
                                                                                          ----------
                                                                                             734,033

Paper And Allied Products:                              1.4%
    International Paper Co.                                                  4,100           229,600
    Union Camp Corp.                                                         2,300           134,694
    Willamette Industries, Inc.                                              3,600           274,275
                                                                                          ----------
                                                                                             638,569

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
TECHNOLOGY                                               5.7%

Computer & Office Equipment:                             5.7%
    Digital Equipment Corp.*                                                 3,100       $   127,681
    International Business Machines Corp.                                   17,700         1,871,775
    LSI Logic Corp.*                                                         2,500            78,906
    Seagate Technology, Inc.*                                                1,300            53,381
    Xerox Corp.                                                              5,900           485,275
                                                                                         -----------
                                                                                           2,617,018

TRANSPORTATION                                          11.4%

Aerospace & Defense:                                     7.0%
    Allied Signal, Inc.                                                      2,300           212,175
    Boeing Co.                                                              11,600           682,225
    Lockheed Martin Corp.                                                    5,600           596,400
    McDonnell Douglas Corp.                                                  2,200           168,300
    Northrop Grumman Corp.                                                   2,900           333,863
    Raytheon Co.                                                             3,300           184,388
    TRW, Inc.                                                                3,400           198,900
    Textron, Inc.                                                            8,000           560,500
    United Technologies Corp.                                                3,000           253,688
                                                                                         -----------
                                                                                           3,190,439

Airline Transportation:                                  1.7%
    AMR Corp.*                                                               4,000           430,250
    Delta Air Lines, Inc.                                                    4,000           355,500
                                                                                         -----------
                                                                                             785,750

Railroad Transportation:                                 2.7%
    Burlington Northern Santa Fe                                             4,300           415,219
    CSX Corp.                                                                2,600           160,550
    Norfolk Southern Corp.                                                   4,100           454,075
    Union Pacific                                                            2,800           200,725
                                                                                         -----------
                                                                                           1,230,569

*Non-Income Producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of           No. of            Market
               Equity Securities                      Portfolio          Shares            Value
-------------------------------------------------    ------------    --------------    --------------
UTILITIES                                               10.5%

Electric Utilities:                                      0.9%
    Consolidated Edison Co.                                                  3,000       $    94,875
    Energy Corp.                                                             6,128           310,613
                                                                                         -----------
                                                                                             405,488

Telephone Communication:                                 7.5%
    AT&T Co.                                                                18,100           666,306
    Airtouch Communications*                                                 5,200           171,275
    Bell Atlantic Corp.                                                     10,600           769,163
    Bell South Corp.                                                        11,100           525,863
    MCI Communications Corp.                                                 7,900           278,969
    NYNEX Corp.                                                              6,900           382,519
    Sprint Corp.                                                             5,300           262,350
    U.S. West, Inc.                                                          6,300           230,344
    U.S. West, Inc. Media Group*                                             6,300           138,994
                                                                                         -----------
                                                                                           3,425,783

Utility Holding Companies:                               2.1%
    Carolina Power & Light                                                   2,200            78,375
    Dominion Resources, Inc.                                                 2,900           106,575
    Edison International                                                     8,348           210,787
    Entergy Corp.                                                            3,500            95,594
    GPU, Inc.                                                                2,400            83,250
    Peco Energy Company                                                      3,800            89,300
    PG&E Corp.                                                               6,500           161,267
    Southern Co.                                                             6,400           140,400
                                                                                         -----------
                                                                                             965,548
                                                                                         -----------
                               TOTAL INVESTMENTS
                               (COST $35,054,331)      100.0%                             45,690,443

    Other assets less liabilities                                                          1,881,026
                                                                                         -----------
                                      NET ASSETS                                         $47,571,469
                                                                                         ===========

*Non-Income Producing

The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                      VIRTUS U.S. GOVERNMENT INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of                             Market
                Fixed Maturities                      Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
U.S. GOVERNMENT OBLIGATIONS                             37.5%

U.S. Treasury Notes:                                    37.5%
    6.00%, 11/30/97                                                    $ 2,800,000      $  2,804,648
    5.875%, 01/31/99                                                     1,000,000         1,002,890
    5.875%, 02/28/99                                                     2,800,000         2,808,792
    6.38%, 05/15/99                                                        800,000           808,688
    7.75%, 01/31/00                                                        200,000           209,094
    5.50%, 04/15/00                                                        160,000           158,917
    6.25%, 08/31/00                                                        500,000           506,230
    5.63%, 02/28/01                                                        550,000           546,546
    7.88%, 08/15/01                                                      1,500,000         1,607,805
                                                                                         -----------

               TOTAL U.S. GOVERNMENT OBLIGATIONS
                               (COST $10,369,780)                                         10,453,610
                                                                                         -----------

FEDERAL AGENCIES                                        52.3%

Federal Farm Credit Bank:                                2.4%
    6.05%, 04/21/03                                                        550,000           547,833
    6.94%, 05/19/05                                                        125,000           130,245
                                                                                         -----------
                                                                                             678,078

Federal Home Loan Bank:                                  5.8%
    4.80%, 09/22/98                                                        350,000           346,801
    6.83%, 06/07/01                                                      1,000,000         1,015,360
    8.00%, 08/27/01                                                        250,000           267,528
                                                                                         -----------
                                                                                           1,629,689

Federal Home Loan Mortgage Corp.:                       22.2%
    7.00%, 07/15/99                                                        855,976           862,652
    7.36%, 06/05/07                                                      1,500,000         1,562,625
    7.00%, 07/01/07                                                        164,678           164,884
    7.00%, 09/01/10                                                        382,599           387,619
    6.50%, 04/11/11                                                      1,665,787         1,661,622
    6.00%, 05/11/11                                                      1,569,183         1,540,247
                                                                                         -----------
                                                                                           6,179,649

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                      VIRTUS U.S. GOVERNMENT INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1997

                                                      Percentage
                                                      of Market
                                                      Value of                             Market
                Fixed Maturities                      Portfolio        Principal           Value
-------------------------------------------------    ------------    --------------    --------------
FEDERAL AGENCIES
    (CONTINUED)

Federal National Mortgage Assn.:                        9.5%
    6.00%, 11/01/03                                                      $ 113,320      $    112,292
    8.63%, 06/30/04                                                        150,000           170,460
    6.50%, 03/01/09                                                        259,706           262,381
    7.00%, 04/01/11                                                      1,707,619         1,725,225
    8.00%, 09/01/25                                                        379,849           391,837
                                                                                        ------------
                                                                                           2,662,195

Other Federal Agencies:                                 12.3%
    Farmermac, 7.37%, 08/01/06                                           1,500,000         1,598,370
    Gov't. National Mortgage Assn., 7.50%, 01/15/26                      1,428,843         1,454,733
    Small Business Administration, 6.90%, 08/25/08                         268,053           269,555
    Student Loan Marketing Assn., 7.50%, 03/08/00                          100,000           103,896
                                                                                        ------------
                                                                                           3,426,554
                                                                                        ------------

                          TOTAL FEDERAL AGENCIES
                               (COST $14,247,595)                                         14,576,165
                                                                                        ------------

                          TOTAL FIXED MATURITIES
                               (COST $24,617,375)                                         25,029,775

             Short-Term Investments
-------------------------------------------------
SHORT-TERM INVESTMENTS                                  10.2%

Federal Home Loan Bank, 5.39%, 08/08/97                                  1,250,000         1,248,681
Federal Home Loan Mortgage Corp., 5.30%, 08/05/97                        1,100,000         1,099,351
Federal Home Loan Mortgage Corp., 5.22%, 08/04/97                          500,000           499,782
                                                                                        ------------

                    TOTAL SHORT-TERM INVESTMENTS
                                (COST $2,847,814)                                          2,847,814
                                                                                        ------------

                               TOTAL INVESTMENTS
                               (COST $27,465,189)      100.0%                             27,877,589

    Other assets less liabilities                                                          1,011,871
                                                                                        ------------
                                      NET ASSETS                                        $ 28,889,460
                                                                                        ============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997


NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES

Security First Trust (the Trust) was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts Business Trust. The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company (mutual fund) under the Investment Company Act of 1940 (1940 Act).

On June 17, 1987, the shareowners of Security First Legal Reserve Fund, Inc. and Security First Variable Life Fund, Inc. (the Funds), each of which was a Maryland corporation registered as an investment company under the 1940 Act, approved Plans of Reorganization and Liquidation and on July 24, 1987, the Funds became Series of the Trust and their shareowners became shareowners of the Bond and the T. Rowe Price Growth and Income Series (the Growth and Income Series), respectively, in a tax-free exchange of shares. The Trust operates as a "series company," as that term is used in Rule 18f-2 under the 1940 Act. Financial information for periods prior to June 17, 1987, reflect the results of the respective funds.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareowner approval. Pursuant to this authority, the Board of Trustees of Security First Trust established the Value Equity Series and the U.S. Government Income Series on January 11, 1993, which commenced operations May 19, 1993.

On February 27, 1997 the Board of Trustees unanimously approved the name change of the T. Rowe Price Bond Series to the Bond Series.

The following is a summary of significant accounting policies followed by the
Trust:

FEDERAL INCOME TAXES -- Each series of the Trust has elected to qualify as a "Regulated Investment Company." No provision for federal income taxes is necessary because each series intends to maintain its qualification as a "Regulated Investment Company" under the Internal Revenue Code and distribute each year substantially all of its net income and realized capital gains to its shareowners. Income and gains to be distributed are determined as of December 31, because the Trust reports for tax purposes on a calendar year.

PORTFOLIO VALUATION -- Investments are carried at market value. The market value of equity securities is determined as follows: Securities traded on a national securities exchange are valued at the last sale price; securities not traded on a national securities exchange are valued at the bid price for such securities as reported by security dealers. Fixed maturities are valued at prices obtained from a major dealer in bonds.

SECURITY FIRST TRUST

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES
          (CONTINUED)

Short-term investments which have remaining maturities of more than 60 days and for which representative market quotations are readily available are valued at the most recent bid price or yield equivalent as quoted by a major broker-dealer in money market securities. Securities with remaining maturities of 60 days or less are valued at their amortized cost, which approximates market value due to the short duration to maturity. Securities and other assets for which such procedures are deemed not to reflect fair value, or for which representative quotes are not readily available, are valued at prices deemed best to reflect their fair value as determined in good faith by or under supervision of officers of the Trust in a manner specifically authorized by the Board of Directors and applied on a consistent basis.

DIVIDENDS AND DISTRIBUTIONS -- Each series declares dividends annually. Net realized gains from security transactions, if any, are distributed annually.

OTHER -- As is common in the industry, security transactions are accounted for no later than the day following the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

NOTE B -- REMUNERATION OF MANAGER AND OTHERS

Bond Series and T. Rowe Price Growth and Income Series:

Effective July 15, 1997, Neuberger & Berman, LLC became investment advisers for the Bond Series replacing T. Rowe Price Associates. The Manager, Security First Investment Management Corporation (Security Management), is entitled by agreement to a monthly fee equal to 1/24 of 1% of the average daily net asset value of the Bond Series and Growth and Income Series (equivalent annually to
 .5%), less compensation payable to the Series' investment advisers, Neuberger & Berman, LLC (Bond Series) and T. Rowe Price Associates (Growth and Income Series). However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets, and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management waive its fee. In addition, for the year ended July 31, 1997, Security Management has also agreed to reimburse the Bond Series for any remaining expenses exceeding a limitation equivalent annually to 1.5%. Security Management may elect on an annual basis to reimburse the Series for future excess expenses.

SECURITY FIRST TRUST

NOTE B -- REMUNERATION OF MANAGER AND OTHERS (CONTINUED)

If during the fiscal year repayments are made to the Manager and the series' expenses subsequently exceed the expense limitation, the Series shall recover such repayments from the Manager to the extent of the excess determined. Conversely, if during the fiscal year repayments are made by the Manager and the series' expenses subsequently are within the expense limitation, the Manager shall recover such repayments to the extent of the excess repaid. It is management's opinion that it is reasonably possible that actual operating expense may be less than the expense limitation; however, in accordance with the requirements of FASB Statement No. 5, no accrual has been made for the contingent obligation to repay Security Management for excess expense reimbursements since the conditions required for such accrual have not, in the opinion of management, been met.

T. Rowe Price Associates provides investment advice and makes investment decisions for the Growth and Income Series, while Neuberger & Berman, LLC provides the same for the Bond Series. T. Rowe Price Associates and Neuberger & Berman, LLC are each paid an annual fee of .35% of the average daily net assets of the series for which they respectively provide investment advice less any compensation payable to Security Management acting as adviser on certain assets in which a series may invest.

Virtus Equity Series and Virtus U.S. Government Income Series:

The Manager, Security Management, is entitled by agreement to a monthly fee equal to 1/13 of 1% (equivalent annually to .9%) of the average daily net asset value of the Virtus Equity Series (the Equity Series) and Virtus U.S. Government Income Series (the U.S. Government Income Series), less compensation payable to the Series' investment adviser, Virtus Capital Managment (Virtus). However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management and Virtus waive their fees. While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contributions in respect of excess expenses) in order to maintain the expense ratios of the Equity Series and the U.S. Government Income Series at a level of 1% and .7% respectively, or less.

Virtus provides investment advice and makes investment decisions for the Equity Series and the U.S. Government Income Series. Virtus is paid an annual fee of
 .75% of the average daily net assets of the two series.

SECURITY FIRST TRUST

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS

Purchases and sales of fixed maturities and equity securities for the year ended July 31, 1997 were as follows:

                                                T. Rowe Price                      Virtus
                                                   Growth                           U.S.
                                                    and            Virtus        Government
                                                   Income          Equity          Income
                                 Bond Series       Series          Series          Series
                                 -----------       ------          ------          ------
U.S. Government Securities:
 Purchases                       $ 4,552,737                                     $22,367,938
 Sales                             2,806,299                                      11,321,907
Other Investment Securities:
 Purchases                         1,213,738     $53,277,272     $31,192,673
 Sales                             2,058,626      17,502,639      16,852,648

Net realized gain or loss on sale of investments is determined by the specific identification method and would not have been significantly different using the average cost method. The cost of investments at July 31, 1997 was the same for both financial statement and federal income tax purposes. At July 31, 1997, the composition of unrealized appreciation and depreciation of investment securities was as follows:


                                                         Unrealized
                                              --------------------------------
                                              Appreciation        Depreciation             Net
                                              ------------        -------------       ------------
Bond Series                                   $    277,855        $     10,900        $    266,955
T. Rowe Price Growth and Income Series          67,090,357           1,933,738          65,156,619
Virtus Equity Series                            10,838,973             202,861          10,636,112
Virtus U.S. Government Income Series               422,800              10,400             412,400

SECURITY FIRST TRUST

NOTE D -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Trust were as follows:

                                                                      Shares Issued
                                                                      in Connection
                                                                    with Reinvestment of
                                                               -------------------------------
                                                                   Net               Net
                                                                Investment         Realized
                                                                  Income             Gain
                                                   Sold        Distributions     Distributions       Redeemed          Net
                                               ----------      -------------     -------------     -----------      -----------
YEAR ENDED JULY 31, 1997
  Bond Series                                     697,683          153,044                           (519,644)          331,083
  T. Rowe Price Growth and Income Series        3,217,205          223,202          410,369          (561,799)        3,288,977
  Virtus Equity Series                          2,258,599           68,155          279,366          (209,066)        2,397,054
  Virtus U.S. Government Income Series          2,512,098          151,669                           (166,573)        2,497,194

YEAR ENDED JULY 31, 1996
  Bond Series                                     604,806          125,609                           (448,248)          282,167
  T. Rowe Price Growth and Income Series        1,739,490          216,141           30,554          (605,443)        1,380,742
  Virtus Equity Series                          2,053,694           19,537           55,612           (72,335)        2,056,508
  Virtus U.S. Government Income Series          1,714,405           63,075            4,386           (60,803)        1,721,063

SECURITY FIRST TRUST

NOTE E -- FINANCIAL HIGHLIGHTS

The per share information for each respective series' capital stock outstanding throughout the period is as follows:

                                     Net Realized   Total
                                         and        Income              Distributions
                Net Asset             Unrealized   (Losses)   Dividends     from      Net Asset
                Value at      Net        Gains       from     from Net    Related      Value at
                Beginning  Investment (Losses) on  Investment Investment  Capital      End of      Total
                of Period   Income    Investments  Operations  Income      Gains        Period   Return(2)
                --------    -------    --------    -------    --------    ---------   --------   --------
BOND SERIES
Year ended July 31,
  1993         $ 3.95       $  .22    $   .14     $  .36      $  (.23)                $ 4.08       9.11%
  1994           4.08          .21       (.25)      (.04)        (.22)                  3.82      (0.98)
  1995           3.82          .24        .08        .32         (.22)                  3.92       8.38
  1996           3.92          .24       (.04)       .20         (.24)                  3.88       5.10
  1997           3.88          .24        .14        .38         (.24)                  4.02       9.79

T. ROWE PRICE
  GROWTH AND
  INCOME SERIES
Year ended
  July 31,
  1993         $ 8.32       $  .22    $   .49    $   .71      $  (.22)                $ 8.81       8.53%
  1994           8.81          .23        .44        .67         (.22)                  9.26       7.60
  1995           9.26          .29       1.35       1.64         (.26)   $  (.06)      10.58      17.71
  1996          10.58          .30       1.56       1.86         (.30)      (.04)      12.10      17.58
  1997          12.10          .30       4.69       4.99         (.29)      (.54)      16.26      41.24

VIRTUS EQUITY
  SERIES
May 19, 1993
  through
  July 31,
  1993 (3)     $  5.00      $  .01    $  (.01)   $   .00      $   .00                 $ 5.00       0.00%(1)
Year ended
  July 31,
  1994            5.00         .05       (.03)       .02         (.03)                  4.99       0.40
  1995            4.99         .05        .71        .76         (.05)                  5.70      15.23
  1996            5.70         .10        .46        .56         (.05)   $  (.16)       6.05       9.82
  1997            6.05         .09       2.60       2.69         (.11)      (.45)       8.18      44.46

VIRTUS
  U.S. GOVERNMENT
  INCOME SERIES
May 19, 1993
  through
  July 31,
  1993 (3)     $  5.00      $  .03     $  .04     $  .07       $  .00                 $ 5.07       7.10%(1)
Year ended
  July 31,
  1994            5.07         .11       (.19)      (.08)        (.07)   $  (.01)       4.91      (1.58)
  1995            4.91         .21        .15        .36         (.14)                  5.13       7.33
  1996            5.13         .18        .04        .22         (.19)      (.01)       5.15       4.29
  1997            5.15         .23        .20        .43         (.22)                  5.36       8.35

(1)   Annualized

(2) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

(3) The Virtus Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

SECURITY FIRST TRUST

                                                      Ratio of
                                      Ratio of          Net
                                      Operating      Investment
                                      Expenses         Income        Portfolio    Net Assets
                                     to Average      to Average      Turnover       End of
                                     Net Assets      Net Assets        Rate         Period
                                     ----------      ----------        ----         ------
BOND SERIES
  Year ended July 31,
     1993                                1.45%           6.02%         36%      $  7,229,959
     1994                                1.30            5.45          58          7,225,964
     1995                                1.29            6.27          56          7,977,781
     1996                                 .90            6.32          34          8,981,365
     1997                                 .75            6.41          54         10,634,720

T. ROWE PRICE
  GROWTH AND INCOME SERIES
  Year ended July 31,
     1993                                 .75%           2.77%          5%      $ 55,160,198
     1994                                 .78            2.62          11         65,660,970
     1995                                 .74            3.10           8         83,789,646
     1996                                 .64            2.73           8        112,552,893
     1997                                 .57            2.44          14        204,703,098

VIRTUS EQUITY SERIES
  May 19, 1993 through July
     31, 1993 (2)                        1.00%(1)         .85%(1)       7%      $  1,333,852
  Year Ended July 31, 1994               1.00            1.38         121          3,007,073
  Year Ended July 31, 1995               1.00            1.29          84          7,765,719
  Year ended July 31, 1996               1.00            2.24          88         20,701,776
  Year ended July 31, 1997               1.00            1.56          55         47,571,469

VIRTUS
  U.S. GOVERNMENT INCOME SERIES
  May 19, 1993 through July
     31, 1993 (2)                         .70% (1)       3.91% (1)      0%      $    469,060
  Year ended July 31, 1994                .70            3.62          17          3,424,487
  Year ended July 31, 1995                .70            5.19          16          5,996,149
  Year ended July 31, 1996                .70            5.38         148         14,888,824
  Year ended July 31, 1997                .70            5.68          62         28,889,460

(1)  Annualized
(2) The Virtus Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

SECURITY FIRST TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE F -- SUBSEQUENT EVENTS

On August 13, 1997, an agreement was signed for Metropolitan Life Insurance Company to acquire the parent of Security Management, Security First Group, Inc., from London Insurance Group, Inc. The closing of the transaction is pending regulatory approval.

                         REPORT OF INDEPENDENT AUDITORS



To the Trustees and Shareholders
Security First Trust


We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Security First Trust's Bond Series,
T. Rowe Price Growth and Income Series, Virtus Equity Series and Virtus U.S. Government Income Series as of July 31, 1997, the related statements of operations and the changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Security First Trust's Bond Series, T. Rowe Price Growth and Income Series, Virtus Equity Series, and Virtus U.S. Government Income Series at July 31, 1997, the results of their operations and the changes in their net assets for each of the periods indicated in conformity with generally accepted accounting principles.


                                                    ERNST & YOUNG LLP


September 18, 1997
Los Angeles, California